Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 28,151
Cost of revenues		28,867
Gross loss		(716)
Operating expenses:
General and administrative expenses		44,346	1,759	531
Total operating expenses		44,346	1,759	531
Loss from continuing operations		(45,062)	(1,759)	(531)
Other income (expenses):
Interest (expenses) income, net		1	(47)
Other income (expense), net			(520)	8
Impairment of long-lived assets		(12,416)
Realized loss on sale/exchange of cryptocurrencies		(21,468)
Total other income (expenses), net		(33,883)	(567)	8
Loss from continuing operation before income taxes		(78,945)	(2,326)	(523)
Income tax expense
Net loss from continuing operation		(78,945)	(2,326)	(523)
Discontinued operations:
Net income (loss) from discontinued operations, net of income taxes		(190)	(11,322)	329
Gain from disposal of discontinued operations, net of income taxes		51,082
Net income (loss) from discontinued operations		50,892	(11,322)	329
Net loss		(28,053)	(13,648)	(194)
Less: Net income attributable to non-controlling interests		3	3	380
Net loss attributable to Yueda Digital Holding		(28,056)	(13,651)	(574)
Net loss		(28,053)	(13,648)	(194)
Foreign currency translation adjustment		(1,618)	528	(72)
Total comprehensive loss		(29,671)	(13,120)	(266)
Less: Total comprehensive income attributable to non-controlling interests		3	3	(527)
Total comprehensive income (loss) attributable to Yueda Digital Holding		$ (29,674)	$ (13,123)	$ 261
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	1,456,440	111,997	65,713
Diluted (in Shares)	[1]	1,456,440	111,997	65,713
Loss per share*
Basic (in Dollars per share)	[1]	$ (19.26)	$ (121.89)	$ (8.73)
Diluted (in Dollars per share)	[1]	$ (19.26)	$ (121.89)	$ (8.73)

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 9).